Business combination - Details of Business combination (Details) - KRW (₩) ₩ in Millions			6 Months Ended	12 Months Ended
	Jul. 01, 2025	May 02, 2025	Dec. 31, 2025	Dec. 31, 2025
ABL Life Insurance Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Costs incurred related to business combination	₩ 301
Operating Income Of Acquiree			₩ 58,653	₩ 124,104
Profit Loss Of Acquiree			55,984	89,840
Percentage of Shares Acquired		100.00%
Tongyang Life Insurance Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Costs incurred related to business combination	₩ 1,972
Proportion of ownership interest in treasury stocks		75.30%
Operating Income Of Acquiree			49,386	149,439
Profit Loss Of Acquiree			₩ 43,609	₩ 126,021
Percentage of Shares Acquired		77.90%